Accounts payable - Detailed Information about Accounts Payable (Detail) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncurrent
Trade payable and related parties	$ 1,869	$ 2,227	$ 168
Guarantee deposits	21	19	17
Payables with partners of JO	575	1,127
Total, noncurrent account payable	2,465	3,373	185
Current
Trade payable and related parties	145,942	81,450	44,520
Guarantee deposits	704	492	441
Payables with partners of JO	851	324	122
Miscellaneous	1,098	1,959	828
Total, current account payable	$ 148,595	$ 84,225	$ 45,911